Trade and other payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables:

	December 31, 2025	December 31, 2024
Trade accounts payable	$12,007	$12,300
Compensation payable	11,787	17,111
Other liabilities	4,794	5,579
Taxes payable	200	647
	$28,788	$35,637